ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of
	December 31, 2023	December 31, 2022
Accounts receivable	$2,532,551	$3,056,321